Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Comprehensive (loss) Income before Income Tax, Domestic and Foreign
The domestic and foreign components of income (loss) before income taxes and (provision for) recovery of income taxes were as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Income (loss) before income taxes
Domestic	599	(2,553)
Foreign	(414)	(1,070)
	185	(3,623)

Current income tax (expense) recovery
Domestic	1	—
Foreign	(55)	(24)
	(54)	(24)
Deferred income tax recovery (expense)
Domestic	(2)	180
Foreign	3	7
	1	187

(Provision for) recovery of income taxes	(53)	163

Schedule of Reconciliation of the Expected Provision for Income Tax Recovery/Expense to the Actual Provision for Income Tax Recovery/Expense
The reconciliation of the expected income tax (expense) recovery calculated using the statutory tax rate to the actual (provision for) recovery of income taxes reported in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2023 and 2022 is as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Income (loss) before income taxes	185	(3,623)
Expected income tax (expense) recovery at Canadian statutory income tax rate of 26.5% (2022 - 26.5%)	(49)	960
Permanent differences
Net unrealized gain (loss) on equity and other investments	276	(419)
Sales of businesses	195	—
Canadian taxes on foreign earnings	(51)	—
Stock-based compensation	(74)	(18)
Other permanent differences	(6)	(11)
Foreign tax rate differential	48	36
Tax credits recognized during the year	21	17
Change in valuation allowance	(409)	(397)
Other items	(4)	(5)
(Provision for) recovery of income taxes	(53)	163

Schedule of Significant Components of Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
	$	$
Deferred tax assets
Tax loss carryforwards	806	435
Accruals and reserves	98	90
Tax credits	84	57
Capital and intangible assets	39	35
Stock-based compensation expense	34	54
Research and development expenditures	156	88
Lease liabilities	74	130
Share issuance costs	5	10
Other deferred tax assets	1	—
Total deferred tax assets, before valuation allowance	1,297	899
Valuation allowance	(1,039)	(630)
Total deferred tax assets	258	269

Deferred tax liabilities
Equity and other investments	(77)	(23)
Outside basis difference of foreign subsidiaries	(104)	(24)
Lease assets	(29)	(90)
Intangible assets	(6)	(104)
Other deferred tax liabilities	(4)	(3)
Total deferred tax liabilities	(220)	(244)

Total deferred tax assets, net	38	25